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13003614

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

OCT 23 2013

Washington, DC 20549

CERT NYS
File No. 001-36142

October 23, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Avianca Holdings S.A., American Depositary Shares ("ADSs"), each representing Eight Preferred Shares and Preferred shares, par value US$0.125 per share ("Preferred Shares") (application for the Preferred Shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on October 18, 2013. Tentative listing date – November 6, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5404
www.nyx.com